Income Taxes (Schedule of Domestic and Foreign Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Components of income taxes	$ 160	$ 294
Income tax according to statutory tax rules outside of Israel
Components of income taxes	$ 160	$ 294